Risk management - Hedge of a net investment in a foreign operation (Details) - Hedge of a net investment in a foreign operation $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 COP ($)	Dec. 31, 2022 COP ($)
Risk management
Opening balance		$ 9,354,071	$ 4,366,336
Exchange difference		(6,573,497)	7,526,124
Deferred tax		2,213,355	(2,538,389)
Closing balance	$ 10,298	$ 4,993,929	$ 9,354,071